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May 19, 2016
EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Income Funds File Nos. 002-89287; 811-03967

Ladies and Gentlemen:
Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the First Investors Strategic Income Fund (the “Fund”), a series of First Investors Income Funds.  The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on April 29, 2016, and effective on May 2, 2016 (Accession Number: 0000898432-16-002237), which is incorporated herein by reference.

 If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours, /s/ Kathy K. Ingber Kathy K. Ingber

Attachments

cc:           Mary Carty
Mary Najem
    Foresters Investment Management Company, Inc.